MANAGEMENT OF FINANCIAL RISK (Disclosure of Nature and Extent Arising from Financial Instruments - Currency Risk) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 PEN (S/)	Dec. 31, 2022 MXN ($)	Dec. 31, 2022 ARS ($)	Dec. 31, 2022 XAF	Dec. 31, 2022 AUD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 PEN (S/)	Dec. 31, 2022 MXN ($)	Dec. 31, 2022 ARS ($)	Dec. 31, 2022 XAF	Dec. 31, 2022 AUD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 PEN (S/)	Dec. 31, 2021 MXN ($)	Dec. 31, 2021 ARS ($)	Dec. 31, 2021 XAF	Dec. 31, 2021 AUD ($)	Dec. 31, 2021 EUR (€)
CANADA
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect of Foreign denominated items	$ 845,000
Change percentage, currency	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%
CANADA | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net								$ (9,297)	$ (12,592,000)							$ (755)	$ (962,000)
CANADA | Currency risk [member] | Cash and Cash Equivalent [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net									587,000								1,660,000
CANADA | Currency risk [member] | Marketable Securities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net									105,000								527,000
CANADA | Currency risk [member] | Trade and Value Added Tax Long Term Receivable [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net									215,000								690,000
CANADA | Currency risk [member] | Trade and Other Payables [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net									(13,374,000)								$ (3,839,000)
CANADA | Currency risk [member] | Income Tax Payable [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net									51,000
CANADA | Currency risk [member] | Other Liabilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net									$ (177,000)
PERU
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect of Foreign denominated items | S/		S/ 0
Change percentage, currency	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%
PERU | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net								(2)		S/ (9,000)						1,668		S/ 6,450,000
PERU | Currency risk [member] | Cash and Cash Equivalent [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net | S/										6,237,000								5,508,000
PERU | Currency risk [member] | Trade and Value Added Tax Long Term Receivable [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net | S/										3,317,000								2,144,000
PERU | Currency risk [member] | Income Tax Receivable [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net | S/										28,137,000								20,707,000
PERU | Currency risk [member] | Trade and Other Payables [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net | S/										(16,966,000)								(17,496,000)
PERU | Currency risk [member] | Provisions Current [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net | S/										(8,123,000)								S/ (4,413,000)
PERU | Currency risk [member] | Provisions Noncurrent [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net | S/										S/ (12,611,000)
MEXICO
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect of Foreign denominated items			$ 858,000
Change percentage, currency	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%
MEXICO | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net								(9,439)			$ (182,759,000)					(16,802)			$ (332,719,000)
MEXICO | Currency risk [member] | Cash and Cash Equivalent [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net											73,868,000								18,126,000
MEXICO | Currency risk [member] | Trade and Value Added Tax Long Term Receivable [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net											73,868,000								174,229,000
MEXICO | Currency risk [member] | Income Tax Receivable [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net											13,900,000
MEXICO | Currency risk [member] | VAT - long term receivable [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net											70,520,000								70,520,000
MEXICO | Currency risk [member] | Trade and Other Payables [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net											(218,288,000)								(400,697,000)
MEXICO | Currency risk [member] | Provisions Current [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net											(11,729,000)								(13,534,000)
MEXICO | Currency risk [member] | Income Tax Payable [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net											(84,393,000)								(87,881,000)
MEXICO | Currency risk [member] | Other Liabilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net											(9,708,000)								(6,178,000)
MEXICO | Currency risk [member] | Provisions Noncurrent [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net											$ (90,797,000)								$ (87,305,000)
ARGENTINA
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect of Foreign denominated items				$ 131,000
Change percentage, currency	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%
ARGENTINA | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net								1,436				$ 257,464,000				2,734				$ 261,439,000
ARGENTINA | Currency risk [member] | Cash and Cash Equivalent [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net												11,845,000								4,319,000
ARGENTINA | Currency risk [member] | Trade and Value Added Tax Long Term Receivable [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net												2,062,918,000								1,526,506,000
ARGENTINA | Currency risk [member] | Trade and Other Payables [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net												(1,429,416,000)								(1,174,033,000)
ARGENTINA | Currency risk [member] | Provisions Current [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net												$ (387,883,000)								$ (95,353,000)
WEST AFRICA
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect of Foreign denominated items | XAF					XAF 674,000
Change percentage, currency	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%
WEST AFRICA | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net								7,416					XAF 4,676,296,000			28,548					XAF 16,001,083,000
WEST AFRICA | Currency risk [member] | Cash and Cash Equivalent [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net | XAF													6,057,885,000								11,494,909,000
WEST AFRICA | Currency risk [member] | Restricted Cash [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net | XAF													2,338,983,000								1,166,963,000
WEST AFRICA | Currency risk [member] | Trade and Value Added Tax Long Term Receivable [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net | XAF													12,979,116,000								13,433,368,000
WEST AFRICA | Currency risk [member] | Trade and Other Payables [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net | XAF													(15,346,471,000)								XAF (10,094,158,000)
WEST AFRICA | Currency risk [member] | Income Tax Payable [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net | XAF													XAF (1,353,215,000)
AUSTRALIA
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect of Foreign denominated items						$ 152,000
Change percentage, currency	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%
AUSTRALIA | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net								(1,099)						$ (1,151,000)		(671)						$ (933,000)
AUSTRALIA | Currency risk [member] | Cash and Cash Equivalent [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net														250,000								5,000
AUSTRALIA | Currency risk [member] | Trade and Value Added Tax Long Term Receivable [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net														(115,000)
AUSTRALIA | Currency risk [member] | Trade and Other Payables [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net														$ (1,285,000)								$ (939,000)
European Union
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect of Foreign denominated items | €							€ 24,000
Change percentage, currency	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%
European Union | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net								$ (262)							€ (274,000)	$ (1,207)							€ (1,403,000)
European Union | Currency risk [member] | Cash and Cash Equivalent [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net | €															0								28,000
European Union | Currency risk [member] | Trade and Other Payables [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net | €															€ (274,000)								€ (1,431,000)